Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001587551
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 18, 2019
Prospectus Date	rr_ProspectusDate	Dec. 19, 2018
Fuller & Thaler Behavioral Mid-Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	cst_ProspectusSupplementTextBlock

January 18, 2019

Fuller & Thaler Behavioral Mid-Cap Value Fund

Investor Shares – FTVNX

Institutional Shares – FTVSX

R6 Shares – FTVZX

A Shares – (*)

A series of the Capitol Series Trust

Supplement to the Summary Prospectus and Prospectus

Each Dated December 19, 2018

The Summary Prospectus and Prospectus, each dated December 19, 2018, of the Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund” or the “Fund”) is hereby amended to reflect the updated information that follows (to correct an inadvertent typographical error).

The second sentence in the last paragraph in the section titled “Principal Investment Strategies” on page 3 of the Mid-Cap Value Fund’s Summary Prospectus and on page 27 of the Fund’s Prospectus is hereby replaced with the following (emphasis added to denote change):

The Fund typically expects to hold from 25 to 75 positions, with individual position sizes typically ranging up to 7% of the Fund’s net assets.

Further Information

For further information, please contact the Fund toll-free at 1-888-912-4562. You may also obtain additional copies of the Funds’ Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.fullerthalerfunds.com.

* Shares listed above denoted with (*) will be registered and offered for sale at a later date.